Share-based compensation - Schedule of Component (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 2,456	$ 1,733	$ 3,740	$ 2,522
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	535	718	991	953
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	286	246	575	483
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	1,483	750	1,972	1,043
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	139	0	174	0
ESPP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 13	$ 19	$ 28	$ 43